Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	true
Amendment Description	dei_AmendmentDescription	filed to include benchmark change tag and corresponding rendered disclosure
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012